Goldman Sachs Conservative Allocation Fund Expense Example, No Redemption - A C Inst Serv Inv R R6 [Member] - Goldman Sachs Conservative Allocation Fund - Class C Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 180
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	997
Expense Example, No Redemption, 10 Years	$ 2,172